Document And Entity Information	6 Months Ended
Apr. 30, 2024
Document Information Line Items
Entity Registrant Name	CARAVELLE INTERNATIONAL GROUP
Document Type	6-K
Current Fiscal Year End Date	--12-31
Amendment Flag	false
Entity Central Index Key	0001928948
Document Period End Date	Apr. 30, 2024
Document Fiscal Year Focus	2024
Document Fiscal Period Focus	Q2
Entity File Number	001-41573